Related parties (Details)		2 Months Ended		12 Months Ended
	Jan. 01, 2022 USD ($)	Feb. 27, 2025 EUR (€)	Feb. 27, 2025 USD ($)	Dec. 31, 2025 EUR (€) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 GBP (£) shares	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2026 EUR (€)	Dec. 31, 2025 $ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2022 shares
Disclosure of transactions between related parties [line items]
Payments to acquire or redeem entity's shares				€ 195,600,000			€ 118,700,000		€ 170,900,000
Affiliate Of Founder Entities
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions				1,100,000			800,000
Outstanding commitments made by entity, related party transactions											€ 3,100,000
Services received, related party transactions				200,000
Non-Executive Director
Disclosure of transactions between related parties [line items]
Travel expenses reimbursed to related party				400,000			300,000
Travel expenses reimbursed to related party				400,000			300,000
Chubb Spain
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions				400,000			0
Outstanding commitments made by entity, related party transactions											€ 1,600,000
Purchases of goods, related party transactions				1,800,000			0
Chubb UK&I
Disclosure of transactions between related parties [line items]
Purchases of goods, related party transactions				€ 2,900,000			€ 800,000
Ordinary shares
Disclosure of transactions between related parties [line items]
Share price (in dollars per share) | $ / shares										$ 16.33		$ 15.64	$ 17.50
Shares repurchased and canceled | shares				(14,100,000)	(14,100,000)	(14,100,000)	(7,400,000)	(7,400,000)
Payments to acquire or redeem entity's shares		€ 3,400,000	$ 4,000,000.0	€ 194,700,000	$ 219,000,000.0		€ 119,600,000	$ 129,900,000	€ 170,900,000	$ 185,000,000.0
Restricted Shares
Disclosure of transactions between related parties [line items]
Number of equity instruments outstanding in share-based payment arrangement (in shares) | shares				3,285,141			3,128,416			2,503,002				2,699,157
Mariposa Capital and TOMS Capital | Affiliate Of Founder Entities
Disclosure of transactions between related parties [line items]
Advisory Services Agreement, annual fee | $	$ 4,000,000.0
Advisory Services Agreement, expiration notice term	90 days
Advisory Services Agreement, termination term	6 months
Mariposa Capital | Affiliate Of Founder Entities
Disclosure of transactions between related parties [line items]
Travel expenses reimbursed to related party				€ 1,800,000			€ 1,800,000
Travel expenses reimbursed to related party				1,800,000			1,800,000
TOMS Capital | Affiliate Of Founder Entities
Disclosure of transactions between related parties [line items]
Advisory Services Agreement, annual fee				150,000		£ 130,000
Travel expenses reimbursed to related party				1,800,000			1,800,000
Travel expenses reimbursed to related party				€ 1,800,000			€ 1,800,000